Investment Objectives and Goals - iShares Managed Futures Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES MANAGED FUTURES ACTIVE ETF Ticker: ISMF Stock Exchange: CBOE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Managed Futures Active ETF (the “Fund”) seeks to maximize total return.